Prepaid expenses and other current assets - Summary of Prepaid expenses and other current assets (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Prepaid expenses and other current assets
Withholding tax receivables	$ 1,219,986	$ 941,843
Prepaid expenses	504,552	1,748,073
Refundable deposits	206,011	269,705
Other assets	198,275	338,756
Prepaid rent	13,370
Total	$ 2,142,194	$ 3,298,377